Vanguard Multi-Sector Income Bond Fund

Supplement Dated January 26, 2023, to the Prospectus and Summary Prospectus dated October 12, 2021

Effective immediately, Vanguard Multi-Sector Income Bond Fund is available for investment.

© 2023 The Vanguard Group, Inc. All rights reserved.	PS 4181A 012023
Vanguard Marketing Corporation, Distributor.

Vanguard Malvern Funds

Supplement Dated January 26, 2023, to the Statement of Additional Information

Effective immediately, Vanguard Multi-Sector Income Bond Fund is available for investment.

© 2023 The Vanguard Group, Inc. All rights reserved.	SAI 078A 012023
Vanguard Marketing Corporation, Distributor.